Business Combination	12 Months Ended
Dec. 31, 2015
Business Combination [Abstract]
Business Combination
4.	Business Combination

On August 3, 2015, the Group, through IDS10 holdings limited, subscribed for common shares of Rumble Entertainment Inc. (“Rumble”), representing 69.8% ownership interest, for a cash consideration of US$10.0 million (equivalent to RMB61,169,000). According to the relevant agreements, US$4.0 million (equivalent to RMB24,468,000).of the aforesaid cash consideration is to be used for the settlement of loans and convertible notes of Rumble, US$1.0 million (equivalent to RMB6,116,900).will be paid to certain retained employees in 3 instalments within one year after the closing of the transaction, the remaining of US$5.0 million (equivalent to RMB30,584,500) will be used for its other operation activities. In addition, the Group also agreed that Rumble will distribute 25% of its net profit after the transaction to certain previous convertible note and preferred share holders of Rumble, till to December 31, 2020, or when an aggregated US$25.0 million has been distributed, whichever is the earlier (the “Contingent Deferred Payment Arrangement”), and all the preferred shares of Rumble were converted into common shares upon the completion of transaction. The aforesaid Contingent Deferred Payment Arrangement was accounted for as part of total consideration for the acquisition of Rumble and was recorded at fair value. Furthermore, the Group also agreed to reserve and grant share options of Rumble to certain eligible employees. The Group's equity interest in Rumble would be diluted to 51% if the aforesaid share options had been fully granted to and exercised by the employees. During the year ended December 31, 2015, no such share options were granted to the employees of Rumble as the relevant exercise prices and vesting conditions have not been determined.

Rumble was established in 2011 in USA and is primarily engaged in Web and mobile online game development and publishing.

The acquisition had been accounted for as a business combination and the results of Rumble from the acquisition date have been included in the Group's consolidated financial statements.

The Group made estimates and judgments in determining the fair value of acquired assets and liabilities,

based on an independent valuation report and management's experiences with similar assets and liabilities. On the acquisition date, the allocation of the consideration of the assets acquired and liabilities assumed based on their fair value was as follows:

RMB 000
Cash consideration	61,169
Contingent deferred consideration	15,457
Total consideration	76,626
Cash consideration injected to Rumble	61,169
Cash and cash equivalent of Rumble as at acquisition date(i)	4,551
Identifiable intangible asset - Game engine	15,904
Other assets	6,533
Goodwill	56,773
Convertible loans and convertible notes(i)	(24,468)
Liabilities assumed	(21,498)
Deferred tax liabilities	(1,300)
Fair value of non-controlling interests	(21,038)
Total	76,626

(i) After receiving the cash consideration of US$10.0 million (equivalent to RMB61,169,000), Rumble immediately settled its loans and convertible notes of US$4.0 million (equivalent to RMB24,468,000). Such cash payment, net of cash and cash equivalent of Rumble as at the acquisition date, represented the cash out flow for the acquisition of Rumble.

The excess of the purchase consideration over tangible assets, identifiable intangible assets acquired, and liabilities assumed was recorded as goodwill. Goodwill primarily represents the expected synergies from combining operations of the Group and Rumble. The goodwill is not expected to be deductible for tax purposes. As of December 31, 2015, no measurement period adjustment had been recorded.

The fair value of the acquired identifiable intangible asset – Game engine is based on Relief from Royalty method. The significant assumptions inherent in this method include royalty rate and discount rate. Based on the assessment, the Group concluded the 5% royalty rate and 25.9% discount rate, which reflected a market participant's required rate of return for the risk of investment in Rumble, was appropriate. In addition, the contingent deferred consideration was estimated based on the future operating results of Rumble and adoption of the same discount rate of 25.9%.

The fair value of non-controlling interest in Rumble has been determined mainly based on the percentage of equity interest held by non-controlling shareholders and the equity value close to the acquisition date, taking into consideration other factors such as the control premium of 30%, as appropriate. In accordance with ASC480, the Company measured this non-controlling interest based on the acquisition-date fair value. An independent valuation firm was hired to assist management in measuring the fair value upon the acquisition date.

Based on the assessment on Rumble's financial performance made by the Group, Rumble is not considered material to the Group. Thus no presentation of the pro-forma financial information with regard to a summary of the results of operations of the Group for the business combination is made. Total revenue and net loss of Rumble consolidated into the financial statements of the Group from the acquisition date to December 31, 2015 were RMB18.9 million and RMB2.1 million, respectively.